Effect of One Percent Change in Health Care Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jun. 29, 2013
Pension And Other Postretirement Benefits Disclosure [Line Items]
Effect on total service and interest components, One Percentage Point Increase	$ 1
Effect on postretirement benefit obligation, One Percentage Point Increase	9
Effect on total service and interest components, One Percentage Point Decrease	(1)
Effect on postretirement benefit obligation, One Percentage Point Decrease	$ (8)